Quarterly Report
November 30, 2023
MFS®  Research
International Fund
RIF-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 1.5%
MTU Aero Engines Holding AG	631,059	$128,966,988
Thales S.A.	666,281	99,322,608
		$228,289,596
Airlines – 0.6%
Ryanair Holdings PLC, ADR (a)	750,066	$88,672,802
Alcoholic Beverages – 2.9%
Diageo PLC	6,790,080	$236,890,866
Heineken N.V.	1,372,195	125,315,976
Kirin Holdings Co. Ltd.	6,843,100	96,327,733
		$458,534,575
Apparel Manufacturers – 4.2%
Burberry Group PLC	1,966,514	$36,333,206
Compagnie Financiere Richemont S.A. (l)	1,297,212	161,762,648
LVMH Moet Hennessy Louis Vuitton SE	516,489	395,056,924
NIKE, Inc., “B”	590,857	65,153,801
		$658,306,579
Automotive – 2.7%
Bridgestone Corp.	2,549,100	$104,845,621
Compagnie Generale des Etablissements Michelin	3,070,360	102,969,747
DENSO Corp.	8,121,700	126,761,189
Koito Manufacturing Co. Ltd.	5,432,400	81,947,677
		$416,524,234
Biotechnology – 0.9%
CSL Ltd.	817,740	$141,688,533
Brokerage & Asset Managers – 4.0%
Euronext N.V.	2,958,839	$245,417,175
Hong Kong Exchanges & Clearing Ltd.	3,387,100	120,198,190
London Stock Exchange Group PLC	2,272,607	255,517,698
		$621,133,063
Business Services – 1.2%
Nomura Research Institute Ltd.	5,196,500	$145,527,236
Secom Co. Ltd.	656,200	45,565,756
		$191,092,992
Computer Software – 1.1%
Cadence Design Systems, Inc. (a)	617,717	$168,803,525
Computer Software - Systems – 7.1%
Amadeus IT Group S.A.	2,833,825	$193,775,830
Constellation Software, Inc.	85,067	199,811,378
Fujitsu Ltd.	1,528,300	217,710,077
Hitachi Ltd.	4,588,500	318,310,552
Samsung Electronics Co. Ltd.	3,301,158	186,276,249
		$1,115,884,086
Construction – 0.8%
Techtronic Industries Co. Ltd.	12,175,000	$123,600,105

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.8%
Kao Corp.	3,135,000	$120,443,545
Consumer Services – 0.8%
CAR Group Ltd.	2,521,394	$46,281,779
Persol Holdings Co. Ltd.	26,917,800	46,260,997
SEEK Ltd.	2,450,337	38,663,150
		$131,205,926
Electrical Equipment – 5.2%
Legrand S.A.	1,975,101	$190,094,025
Mitsubishi Electric Corp.	10,917,100	147,932,375
Schneider Electric SE	2,629,507	482,627,499
		$820,653,899
Electronics – 3.2%
ASML Holding N.V.	137,441	$93,203,667
Kyocera Corp.	1,962,300	108,399,008
NXP Semiconductors N.V.	472,294	96,385,760
ROHM Co. Ltd.	3,358,500	64,005,408
Taiwan Semiconductor Manufacturing Co. Ltd.	8,004,326	147,839,184
		$509,833,027
Energy - Independent – 1.2%
Reliance Industries Ltd.	2,741,861	$78,166,978
Woodside Energy Group Ltd.	5,762,770	118,040,236
		$196,207,214
Energy - Integrated – 4.0%
Eni S.p.A.	9,911,230	$163,638,135
Galp Energia SGPS S.A., “B”	11,347,926	168,669,612
TotalEnergies SE	4,407,434	298,691,994
		$630,999,741
Food & Beverages – 3.4%
Nestle S.A.	3,913,882	$444,038,114
Novozymes A/S	1,654,107	85,764,844
		$529,802,958
Food & Drug Stores – 0.4%
Seven & I Holdings Co. Ltd.	1,660,200	$65,245,856
Gaming & Lodging – 1.6%
Aristocrat Leisure Ltd.	3,973,868	$106,578,493
Flutter Entertainment PLC (a)	253,281	39,553,623
Sands China Ltd. (a)	19,362,400	47,493,193
Whitbread PLC	1,615,364	63,035,233
		$256,660,542
Insurance – 5.7%
AIA Group Ltd.	22,006,800	$189,886,232
Aon PLC	697,539	229,134,586
Beazley PLC	18,161,687	122,895,203
Hiscox Ltd.	6,034,688	77,403,836
Willis Towers Watson PLC	323,386	79,649,972
Zurich Insurance Group AG	376,151	188,096,977
		$887,066,806
Leisure & Toys – 0.2%
Yamaha Corp.	1,622,900	$37,885,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.3%
Daikin Industries Ltd.	1,189,800	$177,795,892
GEA Group AG	3,412,391	125,249,212
RB Global, Inc.	1,413,429	89,839,899
SMC Corp.	412,400	207,090,112
Toyota Industries Corp.	1,595,700	136,849,626
Weir Group PLC	3,856,889	91,198,747
		$828,023,488
Major Banks – 6.1%
Bank of Ireland Group PLC	7,834,469	$73,254,006
BNP Paribas	3,880,078	243,989,688
DBS Group Holdings Ltd.	4,596,800	109,069,621
Mitsubishi UFJ Financial Group, Inc.	18,798,300	159,124,959
NatWest Group PLC	70,123,965	184,049,613
UBS Group AG	6,754,545	189,978,809
		$959,466,696
Medical Equipment – 2.4%
ConvaTec Group PLC	34,681,077	$98,424,414
Olympus Corp.	3,632,100	53,063,056
QIAGEN N.V. (a)	3,815,238	156,356,256
Terumo Corp.	2,138,200	68,042,814
		$375,886,540
Metals & Mining – 1.3%
Glencore PLC	36,571,670	$203,978,531
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	14,982,100	$46,991,083
Natural Gas - Pipeline – 0.3%
APA Group	8,487,652	$47,838,074
Other Banks & Diversified Financials – 3.7%
HDFC Bank Ltd.	6,407,559	$119,770,402
Julius Baer Group Ltd.	3,154,099	159,343,771
Macquarie Group Ltd.	1,131,582	126,397,444
Visa, Inc., “A”	694,929	178,374,376
		$583,885,993
Pharmaceuticals – 9.3%
Bayer AG	2,294,086	$78,309,490
Kyowa Kirin Co. Ltd.	7,107,900	116,834,968
Merck KGaA	979,329	170,719,923
Novo Nordisk A.S., “B”	4,845,072	492,030,922
Roche Holding AG	1,565,985	422,120,314
Sanofi	1,175,598	109,357,953
Santen Pharmaceutical Co. Ltd.	6,694,700	63,172,031
		$1,452,545,601
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	885,944	$121,797,471
Real Estate – 1.1%
LEG Immobilien SE (a)	2,353,946	$179,717,722
Restaurants – 0.4%
Yum China Holdings, Inc.	1,345,432	$58,095,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 8.0%
Akzo Nobel N.V.	1,483,608	$113,786,425
Croda International PLC	2,059,437	116,581,079
Kansai Paint Co. Ltd.	3,395,600	51,577,575
Linde PLC	1,282,887	530,820,154
Nitto Denko Corp.	1,915,900	135,880,807
Sika AG	567,331	153,672,391
Symrise AG	1,321,503	148,448,734
		$1,250,767,165
Specialty Stores – 0.3%
ZOZO, Inc.	2,087,000	$43,989,444
Telecommunications - Wireless – 2.5%
Advanced Info Service Public Co. Ltd.	14,705,100	$91,129,608
Cellnex Telecom S.A.	2,675,550	102,048,310
KDDI Corp.	3,913,800	122,091,764
SoftBank Group Corp.	1,729,800	70,237,394
		$385,507,076
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	3,799,225	$55,704,625
Tobacco – 1.2%
British American Tobacco PLC	6,013,090	$190,691,482
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	8,902,000	$69,232,586
E.ON SE	7,342,585	95,389,386
Iberdrola S.A.	14,664,707	181,095,033
		$345,717,005
Total Common Stocks		$15,529,138,535
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	105,955	$0

Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.46% (v)	88,259,895	$88,268,721

Other Assets, Less Liabilities – 0.3%		49,419,869
Net Assets – 100.0%		$15,666,827,125
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $88,268,721 and $15,529,138,535, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$3,067,672,797	$65,245,856	$—	$3,132,918,653
France	2,167,527,613	—	—	2,167,527,613
Switzerland	1,719,013,024	—	—	1,719,013,024
United Kingdom	1,676,999,908	—	—	1,676,999,908
United States	1,348,322,174	—	—	1,348,322,174
Germany	1,083,157,711	—	—	1,083,157,711
Australia	625,487,709	—	—	625,487,709
Denmark	577,795,766	—	—	577,795,766
Hong Kong	550,410,306	—	—	550,410,306
Other Countries	2,556,376,063	91,129,608	—	2,647,505,671
Mutual Funds	88,268,721	—	—	88,268,721
Total	$15,461,031,792	$156,375,464	$—	$15,617,407,256
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2023, the value of securities loaned was $2,995,094. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $3,178,740.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,409,375	$394,972,782	$355,117,674	$10,417	$(6,179)	$88,268,721
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$759,552	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2023, are as follows:
Japan	20.0%
France	13.8%
Switzerland	11.0%
United Kingdom	10.7%
United States	9.5%
Germany	6.9%
Australia	4.0%
Denmark	3.7%
Hong Kong	3.5%
Other Countries	16.9%